T. ROWE PRICE TOTAL RETURN ETF

February 28, 2023 Unaudited
PORTFOLIO OF INVESTMENTS‡	Par/Shares	$ Value
(Amounts in 000s)
ASSET-BACKED SECURITIES 15.1%
Car Loan 2.9%
Carmax Auto Owner Trust, Series 2019-2, Class B, 3.01%, 12/16/24	50	50
Carvana Auto Receivables Trust, Series 2022-N1, Class D, 4.13%, 12/11/28 (1)	55	51
Carvana Auto Receivables Trust, Series 2022-P1, Class C, 3.30%, 4/10/28	30	26
Exeter Automobile Receivables Trust, Series 2022-6A, Class A3, 5.70%, 8/17/26	5	5
Exeter Automobile Receivables Trust, Series 2023-1A, Class D, 6.69%, 6/15/29	5	5
Ford Credit Auto Owner Trust, Series 2021-A, Class C, 0.83%, 8/15/28	70	64
GM Financial Automobile Leasing Trust, Series 2022-3, Class C, 5.13%, 8/20/26	40	39
GM Financial Automobile Leasing Trust, Series 2023-1, Class C, 5.76%, 1/20/27	100	100
GM Financial Consumer Automobile Receivables Trust, Series 2023-1, Class B, 5.03%, 9/18/28	10	10
Santander Bank, Series 2022-B, Class B, 5.721%, 8/16/32 (1)	191	191
Santander Drive Auto Receivables Trust, Series 2020-4, Class D, 1.48%, 1/15/27	100	96
Santander Drive Auto Receivables Trust, Series 2022-5, Class C, 4.74%, 10/16/28	35	34
Santander Drive Auto Receivables Trust, Series 2022-6, Class C, 4.96%, 11/15/28	55	54
Santander Retail Auto Lease Trust, Series 2022-B, Class B, 3.85%, 3/22/27 (1)	20	19
		744
Other Asset-Backed Securities 11.7%
Axis, Series 2022-1A, Class D, 2.91%, 8/21/28 (1)	100	90
Axis, Series 2022-2A, Class A2, 5.30%, 6/21/28 (1)	100	99
CIFC Funding, Series 2019-5A, Class BR, CLO, FRN, 3M USD LIBOR + 2.15%, 6.942%, 1/15/35 (1)	250	238
Cologix Canadian Issuer, Series 2022-1CAN, Class A2, 4.94%, 1/25/52 (CAD) (1)	45	30
FirstKey Homes, Series 2020-SFR1, Class A, 1.339%, 8/17/37 (1)	99	90
FOCUS Brands Funding, Series 2017-1A, Class A2II, 5.093%, 4/30/47 (1)	146	132
FOCUS Brands Funding, Series 2022-1, Class A2, 7.206%, 7/30/52 (1)	50	50
GreatAmerica Leasing Receivables Funding, Series 2021-2, Class A3, 0.67%, 7/15/25	65	62
Hardee's Funding, Series 2021-1A, Class A2, 2.865%, 6/20/51 (1)	98	80
Hilton Grand Vacations Trust, Series 2020-AA, Class C, 6.42%, 2/25/39 (1)	113	110
Home Partners of America Trust, Series 2021-1, Class A, 3.93%, 4/17/39 (1)	96	90
HPS Loan Management, Series 2021-16A, Class A1, CLO, FRN, 3M USD LIBOR + 1.14%, 5.955%, 1/23/35 (1)	250	245
KKR, Series 13, Class B1R, CLO, FRN, 3M USD LIBOR + 1.15%, 5.942%, 1/16/28 (1)	250	248
KKR, Series 36A, Class A, CLO, FRN, 3M USD LIBOR + 1.18%, 5.972%, 10/15/34 (1)	250	245
New Economy Assets Phase 1 Sponsor, Series 2021-1, Class B1, 2.41%, 10/20/61 (1)	100	84
Octane Receivables Trust, Series 2022-2A, Class A, 5.11%, 2/22/28 (1)	77	76
Octane Receivables Trust, Series 2023-1A, Class A, 5.87%, 5/21/29 (1)	100	100
Progress Residential Trust, Series 2023-SFR1, Class B, 4.65%, 3/17/40 (1)	100	94
Symphony Static, Series 2021-1A, Class C, CLO, FRN, 3M USD LIBOR + 1.85%, 6.668%, 10/25/29 (1)	250	235
Tricon American Homes, Series 2019-SFR1, Class D, 3.198%, 3/17/38 (1)	100	91
Wellfleet, Series 2017-2A, Class A1R, CLO, FRN, 3M USD LIBOR + 1.06%, 5.868%, 10/20/29 (1)	165	164
Wellfleet, Series 2021-3A, Class B, CLO, FRN, 3M USD LIBOR + 1.80%, 6.592%, 1/15/35 (1)	250	240
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
Wendy's Funding, Series 2021-1A, Class A2I, 2.37%, 6/15/51 (1)	99	82
		2,975
Student Loan 0.5%
Navient Private Education Refi Loan Trust, Series 2019-GA, Class A, 2.40%, 10/15/68 (1)	39	36
SMB Private Education Loan Trust, Series 2022-D, Class B, 6.15%, 10/15/58 (1)	100	99
		135
Total Asset-Backed Securities (Cost $3,993)		3,854
BANK LOANS 7.6%
FINANCIAL 0.1%
Insurance 0.1%
Acrisure, FRN, 3M TSFR + 3.50%, 10.447%, 2/15/27	25	25
		25
Total Financial		25
FINANCIAL INSTITUTIONS 1.1%
Brokerage Asset Managers Exchanges 0.1%
Citadel Securities, FRN, 1M TSFR + 3.00%, 7.561%, 2/2/28	25	25
		25
Insurance 1.0%
Asurion, FRN, 1M USD LIBOR + 3.25%, 7.885%, 12/23/26	15	14
Asurion, FRN, 1M USD LIBOR + 5.25%, 9.885%, 1/31/28	25	21
Asurion, FRN, 1M USD LIBOR + 5.25%, 9.885%, 1/20/29	85	72
Asurion, FRN, 1M USD LIBOR + 3.00%, 7.635%, 11/3/24	15	15
Hub International, FRN, 3M USD LIBOR + 3.25%, 8.058%, 4/25/25	89	89
Hub International, FRN, 3M TSFR + 4.00%, 8.728%, 11/10/29	35	35
Ryan Specialty Group, FRN, 1M TSFR + 3.00%, 7.718%, 9/1/27	15	15
		261
Total Financial Institutions		286
INDUSTRIAL 6.3%
Capital Goods 0.7%
Charter Next Generation, FRN, 1M USD LIBOR + 3.75%, 8.482%, 12/1/27	49	48
Engineered Machinery Holdings, FRN, 3M USD LIBOR + 6.50%, 11.23%, 5/21/29	25	23
Engineered Machinery Holdings, FRN, 3M USD LIBOR + 6.00%, 10.73%, 5/21/29 (2)	15	14
Filtration Group, FRN, 1M USD LIBOR + 3.00%, 7.635%, 3/29/25	59	59
Filtration Group, FRN, 1M USD LIBOR + 3.50%, 8.135%, 10/21/28	15	14
Madison IAQ, FRN, 3M USD LIBOR + 3.25%, 7.988%, 6/21/28	10	9
Vertical U.S. Newco, FRN, 6M USD LIBOR + 3.50%, 8.602%, 7/30/27	25	24
		191
Communications 0.2%
Clear Channel Outdoor Holdings, FRN, 3M USD LIBOR + 3.50%, 8.232%, 8/21/26	20	18
Intelsat Jackson Holdings, FRN, 6M TSFR + 4.50%, 2/1/29 (3)	15	15
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
MH Sub I, FRN, 1M USD LIBOR + 3.75%, 8.385%, 9/13/24	10	10
		43
Consumer Cyclical 1.4%
Brookfield WEC Holdings, FRN, 1M USD LIBOR + 2.75%, 7.385%, 8/1/25	10	10
Brookfield WEC Holdings, FRN, 1M TSFR + 3.75%, 8.355%, 8/1/25	25	25
Caesars Entertainment, FRN, 1M TSFR + 3.25%, 7.968%, 2/6/30	25	25
CNT Holdings l, FRN, 3M TSFR + 3.50%, 8.125%, 11/8/27	5	5
CNT Holdings l, FRN, 3M USD LIBOR + 6.75%, 11.375%, 11/6/28	5	5
Dave & Buster's, FRN, 1M TSFR + 5.00%, 9.75%, 6/29/29	20	20
Formula One Holdings, FRN, 1M TSFR + 3.25%, 7.868%, 1/15/30	60	60
IRB Holdings, FRN, 1M TSFR + 3.00%, 7.687%, 12/15/27 (3)	30	29
K-Mac Holdings, FRN, 1M USD LIBOR + 6.75%, 11.385%, 7/30/29	10	9
PetSmart, FRN, 1M TSFR + 3.75%, 8.468%, 2/11/28	20	20
Scientific Games Holdings, FRN, 3M TSFR + 3.50%, 8.103%, 4/4/29	20	20
SeaWorld Parks & Entertainment, FRN, 1M USD LIBOR + 3.00%, 7.688%, 8/25/28	10	10
Tacala, FRN, 1M USD LIBOR + 3.50%, 8.135%, 2/5/27	15	14
UFC Holdings, FRN, 3M USD LIBOR + 2.75%, 7.57%, 4/29/26	58	58
Wand Newco 3, FRN, 1M USD LIBOR + 3.00%, 7.635%, 2/5/26	20	19
Williams Morris Endeavor Entertainment, FRN, 3M USD LIBOR + 2.75%, 7.48%, 5/18/25	8	8
Woof Holdings, FRN, 1M USD LIBOR + 7.25%, 12.003%, 12/21/28	40	35
		372
Consumer Non-Cyclical 0.8%
Bausch & Lomb, FRN, 3M TSFR + 3.25%, 5/10/27 (3)	15	15
Gainwell Acquisition, FRN, 3M USD LIBOR + 4.00%, 8.73%, 10/1/27	24	23
Maravai Intermediate Holdings, FRN, 3M TSFR + 3.00%, 7.633%, 10/19/27	14	14
Organon, FRN, 3M USD LIBOR + 3.00%, 7.75%, 6/2/28	14	14
Parexel International, FRN, 1M USD LIBOR + 3.25%, 7.885%, 11/15/28	20	19
Parexel International, FRN, 1M USD LIBOR + 6.50%, 11.135%, 11/15/29	20	19
PetVet Care Centers, FRN, 1M USD LIBOR + 6.25%, 10.885%, 2/13/26	40	36
PetVet Care Centers, FRN, 1M TSFR + 5.00%, 9.618%, 2/14/25	25	24
Sunshine Luxembourg VII, FRN, 3M USD LIBOR + 3.75%, 8.48%, 10/1/26	20	19
Surgery Center Holdings, FRN, 1M USD LIBOR + 3.75%, 8.36%, 8/31/26	15	15
		198
Energy 0.2%
Brazos Delaware II, FRN, 3M TSFR + 3.75%, 8.473%, 2/11/30	25	25
CQP Holdco, FRN, 3M USD LIBOR + 3.75%, 8.48%, 6/5/28	25	25
		50
Industrial Other 0.2%
Pike, FRN, 1M USD LIBOR + 3.00%, 7.64%, 1/21/28	20	20
Pike, FRN, 1M TSFR + 3.50%, 8.118%, 1/21/28	20	20
		40
Technology 2.5%
Applied Systems, FRN, 3M TSFR + 6.75%, 11.33%, 9/17/27	45	45
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
Applied Systems, FRN, 3M TSFR + 4.50%, 9.08%, 9/18/26	75	75
Ascend Learning, FRN, 1M USD LIBOR + 3.50%, 8.117%, 12/11/28	20	19
Ascend Learning, FRN, 1M USD LIBOR + 5.75%, 10.385%, 12/10/29	40	35
Athenahealth, FRN, 1M TSFR + 3.50%, 8.061%, 2/15/29	30	27
Athenahealth, FRN, 1M TSFR + 3.50%, 3.50%, 2/15/29 (4)	5	5
Banff Merger Sub, FRN, 1M USD LIBOR + 5.50%, 10.135%, 2/27/26 (3)	15	15
Boxer Parent, FRN, 1M USD LIBOR + 3.75%, 8.385%, 10/2/25	15	15
CDK Global, FRN, 3M TSFR + 4.50%, 9.08%, 7/6/29	30	30
CoreLogic, FRN, 1M USD LIBOR + 6.50%, 11.188%, 6/4/29	20	15
Epicor Software, FRN, 1M USD LIBOR + 3.25%, 7.885%, 7/30/27	49	48
Epicor Software, FRN, 1M USD LIBOR + 7.75%, 12.385%, 7/31/28	25	25
Neptune Bidco, FRN, 3M TSFR + 5.00%, 9.735%, 4/11/29	15	14
Nortonlifelock, FRN, 1M TSFR + 2.00%, 9/10/27 (3)	15	15
Peraton, FRN, 1M USD LIBOR + 3.75%, 8.385%, 2/1/28	14	14
Peraton, FRN, 3M USD LIBOR + 7.75%, 12.651%, 2/1/29	24	24
RealPage, FRN, 1M USD LIBOR + 3.00%, 7.635%, 4/24/28	25	24
RealPage, FRN, 1M USD LIBOR + 6.50%, 11.135%, 4/23/29	30	29
Sophia, FRN, 3M USD LIBOR + 3.50%, 8.23%, 10/7/27	10	9
Sophia, FRN, 1M TSFR + 4.25%, 8.868%, 10/7/27	20	20
UKG, FRN, 3M USD LIBOR + 3.25%, 8.032%, 5/4/26	49	48
Ultimate Software Group, FRN, 3M USD LIBOR + 5.25%, 10.032%, 5/3/27	80	78
Verscend Holding, FRN, 1M USD LIBOR + 4.00%, 8.635%, 8/27/25	10	10
		639
Transportation 0.3%
AAdvantage Loyalty IP, FRN, 3M USD LIBOR + 4.75%, 9.558%, 4/20/28	25	26
Mileage Plus Holdings, FRN, 3M USD LIBOR + 5.25%, 9.996%, 6/21/27	45	47
		73
Total Industrial		1,606
UTILITY 0.1%
Electric 0.1%
PG&E, FRN, 1M USD LIBOR + 3.00%, 7.688%, 6/23/25	25	25
		25
Total Utility		25
Total Bank Loans (Cost $1,981)		1,942
CONVERTIBLE PREFERRED STOCKS 0.2%
INDUSTRIAL 0.1%
Consumer Non-Cyclical 0.1
Becton Dickinson & Company, Series B, 6.00%, 6/1/23	—	19
Danaher, Series B, 5.00%, 4/15/23	—	13
		32
Total Industrial		32
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
UTILITY 0.1%
Electric 0.1
NextEra Energy, 6.926%, 9/1/25	—	15
		15
Total Utility		15
Total Convertible Preferred Stocks (Cost $54)		47
CORPORATE BONDS 15.7%
FINANCIAL INSTITUTIONS 3.8%
Banking 2.0%
Bank of America, VR, 1.898%, 7/23/31 (5)	40	31
Bank of America, VR, 2.972%, 2/4/33 (5)	55	45
Bank of America, VR, 4.948%, 7/22/28 (5)	45	44
Capital One Financial, VR, 2.359%, 7/29/32 (5)	16	12
Capital One Financial, VR, 3.273%, 3/1/30 (5)	10	9
Capital One Financial, VR, 4.166%, 5/9/25 (5)	50	49
Capital One Financial, VR, 5.468%, 2/1/29 (5)	24	24
Citigroup, VR, 4.044%, 6/1/24 (5)	50	50
Goldman Sachs Group, VR, 3.102%, 2/24/33 (5)	40	33
Goldman Sachs Group, VR, 3.615%, 3/15/28 (5)	55	51
Goldman Sachs Group, VR, 4.482%, 8/23/28 (5)	20	19
JPMorgan Chase, VR, 4.851%, 7/25/28 (5)	25	24
Morgan Stanley, VR, 3.591%, 7/22/28 (5)	10	9
Morgan Stanley, VR, 3.622%, 4/1/31 (5)	60	53
Morgan Stanley, VR, 3.772%, 1/24/29 (5)	15	14
Santander Holdings USA, VR, 2.49%, 1/6/28 (5)	15	13
Wells Fargo, VR, 2.572%, 2/11/31 (5)	30	25
		505
Brokerage Asset Managers Exchanges 0.2%
AG TTMT Escrow Issuer, 8.625%, 9/30/27 (1)	10	10
Aretec Escrow Issuer, 7.50%, 4/1/29 (1)	10	9
Intercontinental Exchange, 4.35%, 6/15/29	30	29
		48
Financial Other 0.1%
Howard Hughes, 4.125%, 2/1/29 (1)	15	12
Howard Hughes, 5.375%, 8/1/28 (1)	25	23
		35
Insurance 0.9%
Acrisure, 10.125%, 8/1/26 (1)	25	25
Alliant Holdings Intermediate, 6.75%, 10/15/27 (1)	35	32
AmWINS Group, 4.875%, 6/30/29 (1)	7	6
AXA Equitable Holdings, 4.35%, 4/20/28	25	24
Centene, 2.50%, 3/1/31	30	23
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
Centene, 3.00%, 10/15/30	10	8
Centene, 3.375%, 2/15/30	20	17
Centene, 4.625%, 12/15/29	15	14
Enact Holdings, 6.50%, 8/15/25 (1)	20	20
Hub International, 5.625%, 12/1/29 (1)	15	13
Hub International, 7.00%, 5/1/26 (1)	25	25
Jones Deslauriers Insurance Management, 10.50%, 12/15/30 (1)	25	25
Molina Healthcare, 4.375%, 6/15/28 (1)	15	13
		245
Real Estate Investment Trusts 0.6%
Alexandria Real Estate Equities, 4.90%, 12/15/30	35	34
Brixmor Operating Partnership, 3.90%, 3/15/27	25	23
Brixmor Operating Partnership, 4.05%, 7/1/30	20	18
Brixmor Operating Partnership, 4.125%, 5/15/29	30	27
HAT Holdings I, 6.00%, 4/15/25 (1)	10	9
Healthcare Realty Holdings, 2.40%, 3/15/30	5	4
Kilroy Realty, 4.25%, 8/15/29	40	35
		150
Total Financial Institutions		983
INDUSTRIAL 11.0%
Basic Industry 0.5%
Arconic, 6.125%, 2/15/28 (1)	10	10
Avient, 7.125%, 8/1/30 (1)	16	16
Carpenter Technology, 7.625%, 3/15/30	15	15
Celanese US Holdings, 6.05%, 3/15/25	20	20
Celanese US Holdings, 6.165%, 7/15/27	20	20
GPD, 10.125%, 4/1/26 (1)	10	9
Methanex, 5.125%, 10/15/27	5	4
South32 Treasury, 4.35%, 4/14/32 (1)	15	13
TMS International, 6.25%, 4/15/29 (1)	20	16
		123
Capital Goods 1.1%
Ball, 6.875%, 3/15/28	15	15
GFL Environmental, 5.125%, 12/15/26 (1)	2	2
Madison IAQ, 5.875%, 6/30/29 (1)	20	16
New Enterprise Stone & Lime, 5.25%, 7/15/28 (1)	15	14
Parker-Hannifin, 4.50%, 9/15/29	5	5
Regal Rexnord, 6.05%, 2/15/26 (1)	15	15
Sealed Air, 5.00%, 4/15/29 (1)	5	4
Sealed Air, 6.125%, 2/1/28 (1)	5	5
Sealed Air, 6.875%, 7/15/33 (1)	10	10
TransDigm, 6.75%, 8/15/28 (1)	10	10
Vertical Holdco, 7.625%, 7/15/28 (1)	200	183
		279
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
Communications 1.7%
AT&T, 3.50%, 9/15/53	35	24
CCO Holdings, 4.25%, 2/1/31 (1)	10	8
CCO Holdings, 5.375%, 6/1/29 (1)	5	4
CCO Holdings, 6.375%, 9/1/29 (1)	25	23
CCO Holdings, 7.375%, 3/1/31 (1)	5	5
Clear Channel Outdoor Holdings, 7.50%, 6/1/29 (1)	10	8
Clear Channel Outdoor Holdings, 7.75%, 4/15/28 (1)	15	13
DISH DBS, 5.25%, 12/1/26 (1)	5	4
DISH DBS, 5.75%, 12/1/28 (1)	5	4
DISH DBS, 7.75%, 7/1/26	5	4
DISH Network, 11.75%, 11/15/27 (1)	20	20
iHeartCommunications, 8.375%, 5/1/27	15	13
Magallanes, 3.755%, 3/15/27 (1)	45	41
Midas Opco Holdings, 5.625%, 8/15/29 (1)	30	26
Netflix, 6.375%, 5/15/29	20	21
Rogers Communications, 3.20%, 3/15/27 (1)	7	6
Sirius XM Radio, 4.00%, 7/15/28 (1)	15	13
Sprint, 7.625%, 3/1/26	10	10
Sprint Capital, 6.875%, 11/15/28	10	10
T-Mobile USA, 3.875%, 4/15/30	75	68
T-Mobile USA, 5.20%, 1/15/33	40	39
Townsquare Media, 6.875%, 2/1/26 (1)	30	28
Univision Communications, 7.375%, 6/30/30 (1)	12	11
Verizon Communications, 2.355%, 3/15/32	15	12
Verizon Communications, 2.987%, 10/30/56	21	13
		428
Consumer Cyclical 2.4%
Adient Global Holdings, 8.25%, 4/15/31 (1)	15	15
At Home Group, 4.875%, 7/15/28 (1)	8	6
Bath & Body Works, 6.625%, 10/1/30 (1)	10	9
Bath & Body Works, 6.75%, 7/1/36	5	4
Bath & Body Works, 6.95%, 3/1/33	5	4
Caesars Entertainment, 7.00%, 2/15/30 (1)	15	15
Caesars Entertainment, 8.125%, 7/1/27 (1)	40	40
Carnival, 7.625%, 3/1/26 (1)	10	9
Carnival, 9.875%, 8/1/27 (1)	10	10
Carnival, 10.50%, 6/1/30 (1)	5	5
CCM Merger, 6.375%, 5/1/26 (1)	5	5
Cedar Fair, 6.50%, 10/1/28	25	24
Clarios Global, 8.50%, 5/15/27 (1)	40	40
Cushman & Wakefield US Borrower, 6.75%, 5/15/28 (1)	15	14
Dave & Buster's, 7.625%, 11/1/25 (1)	18	18
Ford Motor, 6.10%, 8/19/32	20	19
Ford Motor, 6.625%, 10/1/28	10	10
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
Ford Motor, 9.625%, 4/22/30	20	23
Goodyear Tire & Rubber, 5.00%, 7/15/29	25	22
Goodyear Tire & Rubber, 5.25%, 7/15/31	5	4
Hilton Domestic Operating, 4.00%, 5/1/31 (1)	5	4
Home Depot, 2.375%, 3/15/51	25	15
L Brands, 9.375%, 7/1/25 (1)	10	11
Life Time, 5.75%, 1/15/26 (1)	9	9
Live Nation Entertainment, 4.75%, 10/15/27 (1)	5	4
Marriott International, 5.00%, 10/15/27	20	20
Match Group, 4.125%, 8/1/30 (1)	5	4
Match Group, 4.625%, 6/1/28 (1)	5	4
Match Group, 5.00%, 12/15/27 (1)	7	7
Rivian Holdings, 6M USD LIBOR + 5.63%, 10.164%, 10/15/26 (1)	55	54
Ross Stores, 1.875%, 4/15/31	60	47
Royal Caribbean Cruises, 5.50%, 8/31/26 (1)	10	9
Royal Caribbean Cruises, 11.625%, 8/15/27 (1)	25	27
Scientific Games International, 7.25%, 11/15/29 (1)	15	15
SeaWorld Parks & Entertainment, 5.25%, 8/15/29 (1)	29	26
Staples, 7.50%, 4/15/26 (1)	5	4
Staples, 10.75%, 4/15/27 (1)	10	8
Wolverine World Wide, 4.00%, 8/15/29 (1)	15	12
Yum! Brands, 5.375%, 4/1/32	30	28
		604
Consumer Non-Cyclical 2.3%
AbbVie, 4.25%, 11/21/49	50	42
Agrosuper, 4.60%, 1/20/32	200	171
Amgen, 4.875%, 3/1/53	25	22
Amgen, 5.25%, 3/2/30	15	15
Amgen, 5.65%, 3/2/53	15	15
Anheuser-Busch InBev Worldwide, 5.55%, 1/23/49	30	30
Avantor Funding, 4.625%, 7/15/28 (1)	10	9
BAT International Finance, 4.448%, 3/16/28	25	23
Becton Dickinson & Company, 3.794%, 5/20/50	8	6
Charles River Laboratories, 4.00%, 3/15/31 (1)	10	9
CHS/Community Health Systems, 6.875%, 4/15/29 (1)	15	11
CHS/Community Health Systems, 8.00%, 12/15/27 (1)	5	5
CVS Health, 5.625%, 2/21/53	25	24
Darling Ingredients, 6.00%, 6/15/30 (1)	7	7
Hadrian Merger, 8.50%, 5/1/26 (1)	5	4
HCA, 3.125%, 3/15/27 (1)	10	9
HCA, 3.50%, 9/1/30	35	30
HCA, 5.375%, 9/1/26	30	30
HCA, 5.875%, 2/15/26	20	20
Philip Morris International, 5.625%, 11/17/29	10	10
Select Medical, 6.25%, 8/15/26 (1)	11	11
Surgery Center Holdings, 10.00%, 4/15/27 (1)	15	15
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
Tenet Healthcare, 6.125%, 10/1/28	20	18
Tenet Healthcare, 6.125%, 6/15/30 (1)	15	14
Tenet Healthcare, 6.875%, 11/15/31	5	5
Utah Acquisition Sub, 3.95%, 6/15/26	40	37
		592
Energy 1.9%
Aethon United Finance, 8.25%, 2/15/26 (1)	15	14
Amerada Hess, 7.125%, 3/15/33	5	5
Chesapeake Energy, 5.50%, 2/1/26 (1)	5	5
Chesapeake Energy, 5.875%, 2/1/29 (1)	5	5
Continental Resources, 4.90%, 6/1/44	10	7
Crescent Energy Finance, 9.25%, 2/15/28 (1)	20	19
Crestwood Midstream Partners, 7.375%, 2/1/31 (1)	15	15
DCP Midstream Operating, 8.125%, 8/16/30	10	11
Ferrellgas, 5.375%, 4/1/26 (1)	5	4
Hess, 7.30%, 8/15/31	5	5
Hilcorp Energy, 5.75%, 2/1/29 (1)	5	5
Hilcorp Energy, 6.00%, 4/15/30 (1)	5	5
Hilcorp Energy, 6.00%, 2/1/31 (1)	5	4
Kinetik Holdings, 5.875%, 6/15/30 (1)	25	23
Leviathan Bond, 6.125%, 6/30/25 (1)	100	97
Magnolia Oil & Gas Operating, 6.00%, 8/1/26 (1)	25	24
NGL Energy Operating, 7.50%, 2/1/26 (1)	15	14
NuStar Logistics, 5.75%, 10/1/25	10	10
NuStar Logistics, 6.00%, 6/1/26	25	24
Occidental Petroleum, 6.20%, 3/15/40	5	5
Occidental Petroleum, 7.50%, 5/1/31	10	11
Occidental Petroleum, 7.95%, 6/15/39	10	11
Occidental Petroleum, 8.50%, 7/15/27	10	11
Occidental Petroleum, 8.875%, 7/15/30	20	23
Tallgrass Energy Partners, 6.00%, 3/1/27 (1)	17	16
Tallgrass Energy Partners, 7.50%, 10/1/25 (1)	10	10
Targa Resources Partners, 4.00%, 1/15/32	10	8
Targa Resources Partners, 4.875%, 2/1/31 (1)	10	9
Targa Resources Partners, 5.50%, 3/1/30	12	11
Targa Resources Partners, 6.875%, 1/15/29	20	20
Venture Global Calcasieu, 3.875%, 11/1/33 (1)	35	29
Venture Global Calcasieu, 6.25%, 1/15/30 (1)	10	10
Vermilion Energy, 6.875%, 5/1/30 (1)	20	18
		488
Industrial Other 0.0%
Pike, 5.50%, 9/1/28 (1)	10	9
		9
Technology 0.8%
Boxer Parent, 9.125%, 3/1/26 (1)	15	14
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
CDW, 2.67%, 12/1/26	10	9
Central Parent, 7.25%, 6/15/29 (1)	15	15
Entegris Escrow, 5.95%, 6/15/30 (1)	25	23
Equifax, 5.10%, 12/15/27	30	30
Gen Digital, 6.75%, 9/30/27 (1)	10	10
Gen Digital, 7.125%, 9/30/30 (1)	10	10
Minerva Merger, 6.50%, 2/15/30 (1)	10	8
MSCI, 3.875%, 2/15/31 (1)	5	4
Neptune Bidco, 9.29%, 4/15/29 (1)	5	5
Oracle, 6.90%, 11/9/52	20	21
Presidio Holdings, 8.25%, 2/1/28 (1)	15	14
Sabre GLBL, 9.25%, 4/15/25 (1)	5	5
Sabre GLBL, 11.25%, 12/15/27 (1)	5	5
Verscend Escrow EC, 9.75%, 8/15/26 (1)	10	10
Visa, 2.00%, 8/15/50	30	18
Workday, 3.80%, 4/1/32	10	9
		210
Transportation 0.3%
American Airlines, 5.50%, 4/20/26 (1)	15	15
American Airlines, 5.75%, 4/20/29 (1)	10	9
American Airlines, 11.75%, 7/15/25 (1)	30	33
Mileage Plus Holdings, 6.50%, 6/20/27 (1)	9	9
United Airlines, 4.625%, 4/15/29 (1)	5	4
Watco, 6.50%, 6/15/27 (1)	15	14
		84
Total Industrial		2,817
UTILITY 0.9%
Electric 0.9%
Edison International, 6.95%, 11/15/29	20	21
NextEra Energy Capital Holdings, 4.625%, 7/15/27	30	29
Pacific Gas & Electric, 2.50%, 2/1/31	45	35
PG&E, 5.00%, 7/1/28	5	5
Terraform Global Operating, 6.125%, 3/1/26 (1)	10	10
Vistra, VR, 7.00%, (1)(5)(6)	30	28
Vistra, VR, 8.00%, (1)(5)(6)	76	73
Vistra Operations, 5.125%, 5/13/25 (1)	25	24
		225
Total Utility		225
Total Corporate Bonds (Cost $4,358)		4,025
FOREIGN GOVERNMENT OBLIGATIONS & MUNICIPALITIES 1.2%
Foreign Government Obligations & Municipalities 0.6%
Japan Government Thirty Year Bond, 1.60%, 12/20/52 (JPY)	19,299	149
		149
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
Owned No Guarantee 0.3%
CITGO Petroleum, 7.00%, 6/15/25 (1)	10	9
Ecopetrol, 6.875%, 4/29/30	90	80
		89
Sovereign 0.3%
Serbia International Bond, 1.65%, 3/3/33	100	68
		68
Total Foreign Government Obligations & Municipalities (Cost $320)		306
MUNICIPAL SECURITIES 0.6%
Louisiana 0.1%
Louisiana Local Government Environmental Facilities & Community Development Auth, Series A, 4.475%, 8/1/39	30	28
		28
New York 0.3%
New York State Urban Dev., Series B, 2.50%, 3/15/33	85	69
		69
Puerto Rico 0.2%
Puerto Rico Commonwealth, GO, Series A1, 5.375%, 7/1/25	4	4
Puerto Rico Commonwealth, GO, Series A1, 5.625%, 7/1/27	4	4
Puerto Rico Commonwealth, GO, Series A1, 5.625%, 7/1/29	4	4
Puerto Rico Commonwealth, GO, Series A1, 4.00%, 7/1/33	3	3
Puerto Rico Commonwealth, GO, Series A1, 4.00%, 7/1/35	3	2
Puerto Rico Commonwealth, GO, Series A1, 4.00%, 7/1/37	2	2
Puerto Rico Commonwealth, GO, Series A1, 4.00%, 7/1/41	3	3
Puerto Rico Commonwealth, GO, Series A, Zero Coupon, 7/1/24	1	1
Puerto Rico Commonwealth, GO, Series A, Zero Coupon, 7/1/33	4	2
Puerto Rico Commonwealth, VR, GO, Series CW, 1.00%, 11/1/43 (7)	79	34
		59
Total Municipal Securities (Cost $185)		156
NON-U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES 9.0%
Collateralized Mortgage Obligations 5.8%
Angel Oak Mortgage Trust, Series 2022-2, Class A1, CMO, ARM, 3.353%, 1/25/67 (1)	49	44
Connecticut Avenue Securities Trust, Series 2022-R02, Class 2M2, CMO, ARM, TSFR30A + 3.00%, 7.484%, 1/25/42 (1)	105	103
Connecticut Avenue Securities Trust, Series 2022-R04, Class 1M1, CMO, ARM, TSFR30A + 2.00%, 6.484%, 3/25/42 (1)	16	16
Connecticut Avenue Securities Trust, Series 2022-R08, Class 1M1, CMO, ARM, TSFR30A + 2.55%, 7.034%, 7/25/42 (1)	9	9
Connecticut Avenue Securities Trust, Series 2023-R02, Class 1M1, CMO, ARM, TSFR30A + 2.30%, 6.792%, 1/25/43 (1)	20	20
Ellington Financial Mortgage Trust, Series 2021-3, Class M1, CMO, ARM, 2.53%, 9/25/66 (1)	200	122
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
Finance of America HECM Buyou, Series 2022-HB2, Class A1A, CMO, ARM, 4.00%, 8/1/32 (1)	91	89
Flagstar Mortgage Trust, Series 2021-11IN, Class A18, CMO, ARM, 2.50%, 11/25/51 (1)	93	73
Freddie Mac STACR REMIC Trust, Series 2021-HQA3, Class M2, CMO, ARM, TSFR30A + 2.10%, 6.584%, 9/25/41 (1)	200	182
Freddie Mac STACR REMIC Trust, Series 2022-DNA6, Class M1A, CMO, ARM, TSFR30A + 2.15%, 6.634%, 9/25/42 (1)	13	14
Freddie Mac STACR REMIC Trust, Series 2022-HQA3, Class M1A, CMO, ARM, TSFR30A + 2.30%, 6.784%, 8/25/42 (1)	9	10
GCAT, Series 2021-NQM5, Class A3, CMO, ARM, 1.571%, 7/25/66 (1)	149	116
JP Morgan Mortgage Trust, Series 2020-5, Class B2, CMO, ARM, 3.583%, 12/25/50 (1)	189	155
JP Morgan Mortgage Trust, Series 2020-LTV1, Class B1A, CMO, ARM, 3.284%, 6/25/50 (1)	185	154
Radnor RE, Series 2021-2, Class M1A, CMO, ARM, TSFR30A + 1.85%, 6.334%, 11/25/31 (1)	111	111
Structured Agency Credit Risk Debt Notes, Series 2021-DNA2, Class M2, CMO, ARM, TSFR30A + 2.30%, 6.784%, 8/25/33 (1)	164	164
Verus Securitization Trust, Series 2023-1, Class A1, CMO, ARM, 5.85%, 12/25/67 (1)	99	98
		1,480
Commercial Mortgage-Backed Securities 3.0%
BAMLL Commercial Mortgage Securities Trust, Series 2021-JACX, Class D, ARM, 1M USD LIBOR + 2.75%, 7.338%, 9/15/38 (1)	200	180
BBCMS Mortgage Trust, Series 2020-BID, Class A, ARM, 1M USD LIBOR + 2.14%, 6.728%, 10/15/37 (1)	50	49
Commercial Mortgage Trust, Series 2015-CR23, Class AM, ARM, 3.801%, 5/10/48	20	19
Commercial Mortgage Trust, Series 2016-CR28, Class B, ARM, 4.605%, 2/10/49	40	38
Commercial Mortgage Trust, Series 2019-C18, Class C, ARM, 3.956%, 12/15/52	145	117
CPS Auto Receivables Trust, Series 2015-GC27, Class AS, ARM, 3.571%, 2/10/48	110	104
GS Mortgage Securities Trust, Series 2019-GC40, Class B, ARM, 3.543%, 7/10/52	80	68
ILPT Commercial Mortgage Trust, Series 2022-LPFX, Class C, ARM, 3.824%, 3/15/32 (1)	100	82
SLIDE, Series 2018-FUN, Class E, ARM, 1M USD LIBOR + 2.55%, 7.138%, 6/15/31 (1)	41	40
VNDO Trust, Series 2016-350P, Class D, ARM, 3.903%, 1/10/35 (1)	105	87
		784
Whole Loans Backed 0.2%
Verus Securitization Trust, Series 2021-R3, Class A1, CMO, ARM, 1.02%, 4/25/64 (1)	51	45
Total Non-U.S. Government Mortgage-Backed Securities (Cost $2,667)		2,309
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED SECURITIES 26.4%
U.S. Government Agency Obligations 18.5%
Federal National Mortgage Assn.
1.50%, 3/1/36 - 1/1/42	134	113
2.00%, 3/1/42 - 4/1/52	1,510	1,237
2.50%, 10/1/36 - 2/1/52	729	631
3.00%, 1/1/33 - 6/1/52	676	604
3.50%, 5/1/35 - 1/1/48	178	166
4.00%, 6/1/47 - 9/1/52	343	324
4.50%, 9/1/49	34	33
5.00%, 11/1/44 - 7/1/47	48	49
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
6.00%, 12/1/52 - 2/1/53	184	188
UMBS, TBA (8)
1.50%, 3/16/38	80	69
2.00%, 3/16/38	235	208
2.50%, 3/13/53	560	474
3.50%, 3/13/53	345	314
4.50%, 3/13/53	205	198
5.00%, 3/13/53	85	84
6.50%, 3/13/53	50	51
		4,743
U.S. Government Obligations 7.9%
Government National Mortgage Assn.
2.00%, 7/20/51 - 3/20/52	59	49
2.50%, 8/20/50 - 1/20/52	379	328
3.00%, 10/20/46 - 7/20/51	417	375
3.50%, 4/20/47 - 10/20/50	124	114
4.00%, 6/20/47 - 3/20/50	63	61
4.50%, 10/20/47	24	24
5.00%, 8/20/47	50	50
5.50%, 4/20/48	42	43
7.00%, 12/20/52	25	26
Government National Mortgage Assn., TBA (8)
2.00%, 3/21/53	263	220
3.50%, 3/21/53	155	142
4.00%, 3/21/53	115	109
4.50%, 3/21/53	115	111
5.50%, 3/21/53	200	201
6.00%, 3/21/53	75	76
6.50%, 3/21/53	80	82
		2,011
Total U.S. Government & Agency Mortgage-Backed Securities (Cost $7,144)		6,754
U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING MORTGAGE-BACKED) 31.6%
U.S.Treasury Obligations 31.6%
U. S. Treasury Bonds, 1.75%, 8/15/41	890	616
U. S. Treasury Bonds, 2.00%, 8/15/51	1,420	955
U. S. Treasury Bonds, 2.25%, 2/15/52	30	21
U. S. Treasury Bonds, 2.375%, 2/15/42	80	61
U. S. Treasury Bonds, 2.875%, 5/15/52	55	45
U. S. Treasury Bonds, 3.00%, 8/15/52	325	273
U. S. Treasury Bonds, 3.25%, 5/15/42	130	115
U. S. Treasury Bonds, 3.375%, 8/15/42	145	130
U. S. Treasury Bonds, 4.00%, 11/15/42	155	153
U. S. Treasury Bonds, 4.00%, 11/15/52	635	646
U. S. Treasury Notes, 0.75%, 8/31/26	460	406
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
U. S. Treasury Notes, 0.875%, 9/30/26	480	424
U. S. Treasury Notes, 1.50%, 1/31/27	260	234
U. S. Treasury Notes, 1.875%, 2/15/32	145	123
U. S. Treasury Notes, 1.875%, 2/28/27	895	815
U. S. Treasury Notes, 2.625%, 5/31/27	345	323
U. S. Treasury Notes, 2.75%, 8/15/32	220	200
U. S. Treasury Notes, 2.75%, 7/31/27	320	301
U. S. Treasury Notes, 2.875%, 5/15/32	25	23
U. S. Treasury Notes, 3.125%, 8/31/27	530	506
U. S. Treasury Notes, 3.25%, 8/31/24	180	175
U. S. Treasury Notes, 3.50%, 1/31/28	95	92
U. S. Treasury Notes, 3.875%, 11/30/29	80	79
U. S. Treasury Notes, 3.875%, 11/30/27	160	158
U. S. Treasury Notes, 4.125%, 11/15/32	350	356
U. S. Treasury Notes, 4.125%, 9/30/27	400	398
U. S. Treasury Notes, 4.50%, 11/30/24 (9)	445	442
		8,070
Total U.S. Government Agency Obligations (Excluding Mortgage-Backed) (Cost $9,105)		8,070
SHORT-TERM INVESTMENTS 1.3%
Money Market Funds 1.3%
T. Rowe Price Government Reserve Fund, 4.60% (10)(11)	335	335
Total Short-Term Investments (Cost $336)		335
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE TOTAL RETURN ETF

(Amounts in 000s, except for contracts)
OPTIONS PURCHASED 0.0%
OTC Options Purchased 0.0%

Counterparty	Description	Contracts	Notional Amount	Value
Barclays Bank PLC	Credit Default Swap, Protection Bought (Relevant Credit: Markit CDX.NA.HY-S39, 5 Year Index, 12/20/27), Pay 5.00% Quarterly, Receive upon credit default, 06/21/23 @0.98% *	1	700	9
Total Options Purchased (Cost $10)				9

Total Investments 108.7% of Net Assets (Cost $30,153)	$27,807
Other Assets Less Liabilities (8.7%)	(2,222)
Net Assets 100.0%	$25,585

‡	Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
*	Exercise Spread
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $7,195 and represents 28.1% of net assets.
(2)	Level 3 in fair value hierarchy.
(3)	All or a portion of this loan is unsettled as of February 28, 2023. The interest rate for unsettled loans will be determined upon settlement after period end.
(4)	All or a portion of the position represents an unfunded commitment; a liability to fund the commitment has been recognized. The fund's total unfunded commitments at February 28, 2023, was $4 and was valued at $4 (0.0% of net assets).
(5)	Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(6)	Perpetual security with no stated maturity date.
(7)	Contingent value instrument that only pays out if a portion of the territory's Sales and Use Tax outperforms the projections in the Oversight Board's Certified Fiscal Plan.
(8)	To-Be-Announced purchase commitment. Total value of such securities at period-end amounts to $2,339 and represents 9.1% of net assets.
(9)	At February 28, 2023, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
(10)	Seven-day yield
(11)	Affiliated Companies
1M TSFR	One month term SOFR (Secured overnight financing rate)
1M USD LIBOR	One month USD LIBOR (London interbank offered rate)
3M TSFR	Three month term SOFR (Secured overnight financing rate)
3M USD LIBOR	Three month USD LIBOR (London interbank offered rate)
6M TSFR	Six month term SOFR (Secured overnight financing rate)
6M USD LIBOR	Six month USD LIBOR (London interbank offered rate)
ARM	Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end. The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
CAD	Canada Dollar
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE TOTAL RETURN ETF

EC	Escrow CUSIP; represents a beneficial interest in a residual pool of bankruptcy assets; the amount and timing of future distributions, if any, is uncertain; when presented, interest rate and maturity date are those of the original security.
EUR	Euro
FRN	Floating Rate Note
GO	General Obligation
JPY	Japanese Yen
TBA	To-Be-Announced
TSFR30A	30-day Average term SOFR (Secured Overnight Financing Rate)
UMBS	Uniform Mortgage-Backed Securities
USD	U.S. Dollar
VR	Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE TOTAL RETURN ETF

(Amounts in 000s, except for contracts)
OPTIONS WRITTEN (0.1)%
OTC Options Written (0.1)%

Counterparty	Description	Contracts	Notional Amount	$ Value
Morgan Stanley	10 Year Interest Rate Swap, 6/23/33 Pay Variable 3.05% Quarterly, Receive Fixed 3.05% (SOFR) Quarterly, 6/21/23 @3.05% *	1	230	(1)
Morgan Stanley	10 Year Interest Rate Swap, 6/23/33 Pay Fixed 3.05% Quarterly, Receive Variable 3.05% (SOFR) Quarterly, 6/21/23 @3.05% *	1	230	(12)
Total OTC Options Written (Premiums $(11))				(13)

*	Exercise Spread
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE TOTAL RETURN ETF

(Amounts in 000s)
SWAPS 0.3%

Description	Notional Amount	$ Value	Upfront Payments/ $ (Receipts)	Unrealized $ Gain/(Loss)
BILATERAL SWAPS 0.2%
Credit Default Swaps, Protection Bought 0.6%
Goldman Sachs, Protection Bought (Relevant Credit: Markit CMBX.NA.BBB-S13, 50 Year Index), Pay 3.00% Annually, Receive upon credit default, 12/16/72	150	35	30	5
Morgan Stanley, Protection Bought (Relevant Credit: Markit CMBX.NA.BBB-S13, 50 Year Index), Pay 3.00% Annually, Receive upon credit default, 12/16/72	150	35	30	5
Goldman Sachs, Protection Bought (Relevant Credit: Markit CMBX.NA.BBB-S14, 50 Year Index), Pay 3.00% Monthly, Receive upon credit default, 12/16/72	200	41	37	4
Morgan Stanley, Protection Bought (Relevant Credit: Markit CMBX.NA.BBB-S14, 50 Year Index), Pay 3.00% Monthly, Receive upon credit default, 12/16/72	200	42	38	4
Total Bilateral Credit Default Swaps, Protection Bought			135	18
Total Return Swaps (0.4)%
Morgan Stanley, Pay Underlying Reference: iBoxx USD Liquid Leveraged Loans Index At Maturity, Receive Variable 2.260% (USD SOFR) Quarterly, 3/20/23	600	(43)	—	(43)
Morgan Stanley, Pay Underlying Reference: iBoxx USD Liquid High Yield Index At Maturity, Receive Variable 2.260% (USD SOFR) Quarterly, 3/20/23	330	(23)	—	(23)
Morgan Stanley, Pay Underlying Reference: iBoxx USD Liquid Leveraged Loans Index At Maturity, Receive Variable 2.260% (USD SOFR) Quarterly, 3/20/23	420	(33)	—	(33)
BNP Paribas, Pay Underlying Reference: iBoxx EUR Liquid High Yield Index At Maturity, Receive Variable 2.047% (Euribor 3 Month) Quaterly, 06/20/23 (EUR)	482	4	—	4
Total Bilateral Total Return Swaps			—	(95)
Total Bilateral Swaps			135	(77)

Description	Notional Amount	$ Value	Initial $ Value	Unrealized $ Gain/(Loss)
CENTRALLY CLEARED SWAPS 0.1%
Credit Default Swaps, Protection Bought (0.0)%
Protection Bought (Relevant Credit: Markit CDX.NA.HY-S38, 5 Year Index), Pay 5.00% Quarterly, Receive upon credit default, 06/20/27	204	(6)	4	(10)
Total Centrally Cleared Credit Default Swaps, Protection Bought				(10)
Credit Default Swaps, Protection Sold 0.1%
Protection Sold (Relevant Credit: CHS/Community Health System, Caa2*), Receive 5.00% Quarterly, Pay upon credit default, 12/20/26	13	(4)	(1)	(3)
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE TOTAL RETURN ETF

(Amounts in 000s)
Description	Notional Amount	$ Value	Initial $ Value	Unrealized $ Gain/(Loss)
Protection Sold (Relevant Credit: Markit CDX.NA.HY-S39, 5 Year Index), Receive 1.00% Quarterly, Pay upon credit default, 12/20/27	2,944	30	24	6
Protection Sold (Relevant Credit: iTraxx Europe Crossover S38 , 5 Year Index), Receive 5.00% Quarterly, Pay upon credit default, 12/20/27 (EUR)	482	17	21	(4)
Total Centrally Cleared Credit Default Swaps, Protection Sold				(1)
Total Centrally Cleared Swaps				(11)
Net payments (receipts) of variation margin to date				$—
Variation margin receivable (payable) on centrally cleared swaps				$—

*	Credit ratings as of February 28, 2023. Ratings shown are from Moody’s Investors Service and if Moody’s does not rate a security, then Standard & Poor’s (S&P) is used. Fitch is used for securities that are not rated by either Moody’s or S&P.
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE TOTAL RETURN ETF

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Settlement	Receive		Deliver		Unrealized Gain/(Loss)
BNP Paribas	5/19/23	USD	39	EUR	36	$—
BNP Paribas	5/19/23	USD	40	EUR	37	1
Canadian Imperial Bank of Commerce	4/21/23	USD	17	CAD	22	—
Canadian Imperial Bank of Commerce	4/21/23	USD	17	CAD	22	—
Morgan Stanley	4/21/23	USD	156	JPY	19,763	10
Royal Bank of Canada	5/19/23	USD	55	EUR	51	—
Net unrealized gain (loss) on open forward currency exchange contracts						$11
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE TOTAL RETURN ETF

FUTURES CONTRACTS
($000s)

	Expiration Date	Notional Amount	Value and Unrealized Gain (Loss)
Short, 12 Euro-Schatz contracts	03/23	(1,345)	$13
Short, 2 Long Gilt contracts	06/23	(242)	1
Short, 5 Mini Japanese Government Bonds ten years contracts	03/23	(537)	(1)
Short, 3 Ultra U.S. Treasury Bonds contracts	06/23	(410)	4
Short, 12 U.S. Treasury Notes ten years contracts	06/23	(1,341)	1
Long, 3 Euro-Bobl contracts	03/23	369	(3)
Long, 3 Ultra U.S. Treasury Notes ten years contracts	06/23	353	(1)
Long, 8 U.S. Treasury Long Bonds contracts	06/23	1,006	(4)
Long, 14 U.S. Treasury Notes five years contracts	06/23	1,501	(2)
Long, 4 U.S. Treasury Notes two years contracts	06/23	817	(2)
Net payments (receipts) of variation margin to date			—
Variation margin receivable (payable) on open futures contracts			$6
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE TOTAL RETURN ETF

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended February 28, 2023. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate	Net Realized Gain (Loss)	Changes in Net Unrealized Gain/Loss	Investment Income
T. Rowe Price Government Reserve Fund	$—#	$—	$12+

Supplementary Investment Schedule
Affiliate	Value 5/31/22	Purchase Cost	Sales Cost	Value 2/28/23
T. Rowe Price Government Reserve Fund	$341	¤	¤	$335^

#	Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+	Investment income comprised $12 of dividend income and $0 of interest income.
¤	Purchase and sale information not shown for cash management funds.
^	The cost basis of investments in affiliated companies was $335.
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE TOTAL RETURN ETF

Unaudited
    NOTES TO PORTFOLIO OF INVESTMENTS

T. Rowe Price Total Return ETF (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Security Valuation
The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1  –  quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2  –  inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3  –  unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices.

T. ROWE PRICE TOTAL RETURN ETF

A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at themean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Futures contracts are valued at closing settlement prices.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on February 28, 2023 (for further detail by category, please refer to the accompanying Portfolio of Investments):

T. ROWE PRICE TOTAL RETURN ETF

($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Fixed Income[1]	$—	$25,474	$—	$25,474
Bank Loans	—	1,928	14	1,942
Short-Term Investments	335	—	—	335
Options Purchased	—	9	—	9
Convertible Preferred Stocks	—	47	—	47
Total Securities	335	27,458	14	27,807
Swaps*	—	163	—	163
Forward Currency Exchange Contracts	—	11	—	11
Futures Contracts*	19	—	—	19
Total	$354	$27,632	$14	$28,000
Liabilties
Options Written	$—	$13	$—	$13
Swaps*	—	116	—	116
Futures Contracts*	13	—	—	13
Total	$13	$129	$—	$142

[1]	Includes Asset-Backed Securities, Corporate Bonds, Foreign Government Obligations & Municipalities, Municipal Securities, Non-U.S. Government Mortgage-Backed Securities, U.S. Government & Agency Mortgage-Backed Securities and U.S. Government Agency Obligations (Excluding Mortgage-Backed).
*	The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which a fund invests. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
ETF988-054Q3
02/2023